Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 82,864,846	¥ 576,888,484	¥ 462,019,759	¥ 362,331,754
Cost of revenues	(70,738,515)	(492,467,391)	(396,066,126)	(311,516,831)
Fulfillment	(5,310,127)	(36,968,041)	(32,009,658)	(25,865,128)
Marketing	(3,193,721)	(22,234,045)	(19,236,740)	(14,918,107)
Research and development	(2,099,842)	(14,618,677)	(12,144,383)	(6,652,374)
General and administrative	(788,612)	(5,490,159)	(5,159,666)	(4,214,790)
Impairment of goodwill and intangible assets			(22,317)
Gain on sale of development properties	558,004	3,884,709
Income/(loss) from operations	1,292,033	8,994,880	(2,619,131)	(835,476)
Other income/(expense)
Share of results of equity investees	(249,680)	(1,738,219)	(1,113,105)	(1,926,720)
Interest income	256,481	1,785,572	2,117,921	2,530,490
Interest expense	(104,141)	(725,010)	(854,538)	(963,742)
Others, net	772,115	5,375,309	95,175	1,316,408
Income/(loss) before tax	1,966,808	13,692,532	(2,373,678)	120,960
Income tax expenses	(258,904)	(1,802,440)	(426,872)	(139,593)
Net income/(loss) from continuing operations	1,707,904	11,890,092	(2,800,550)	(18,633)
Net income from discontinued operations, net of tax				6,915
Net income/(loss)	1,707,904	11,890,092	(2,800,550)	(11,718)
Net loss from continuing operations attributable to non-controlling interests shareholders	(42,685)	(297,163)	(311,409)	(135,452)
Net loss from discontinued operations attributable to non-controlling interests shareholders				(5,030)
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders	445	3,100	2,492
Net income from discontinued operations attributable to mezzanine equity classified as non-controlling interests shareholders				281,021
Net income/(loss) attributable to ordinary shareholders	1,750,144	12,184,155	(2,491,633)	(152,257)
Including: Net loss from discontinued operations attributable to ordinary shareholders				(269,076)
Net income/(loss) from continuing operations attributable to ordinary shareholders	1,750,144	12,184,155	(2,491,633)	116,819
Net income/(loss)	1,707,904	11,890,092	(2,800,550)	(11,718)
Other comprehensive income:
Foreign currency translation adjustments	114,004	793,671	2,696,784	(822,052)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	44,920	312,723	237,585	1,473,014
Reclassification adjustment for gains recorded in net income, net of tax	(37,137)	(258,537)	(260,712)	(352,274)
Net unrealized gains/(losses) on available-for-sale securities	7,783	54,186	(23,127)	1,120,740
Total other comprehensive income	121,787	847,857	2,673,657	298,688
Total comprehensive income/(loss)	1,829,691	12,737,949	(126,893)	286,970
Total comprehensive loss attributable to non-controlling interests shareholders	(36,392)	(253,357)	(311,409)	(140,482)
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders	445	3,100	2,492	281,021
Total comprehensive income attributable to ordinary shareholders	$ 1,865,638	¥ 12,988,206	¥ 182,024	¥ 146,431
Basic
Continuing operations | (per share)	$ 0.60	¥ 4.18	¥ (0.87)	¥ 0.04
Discontinued operations | ¥ / shares				(0.09)
Net income/(loss) per share | (per share)	0.60	4.18	(0.87)	(0.05)
Diluted
Continuing operations | (per share)	0.59	4.11	(0.87)	0.04
Discontinued operations | ¥ / shares				(0.09)
Net income/(loss) per share | (per share)	$ 0.59	¥ 4.11	¥ (0.87)	¥ (0.05)
Weighted average number of shares
Basic | shares	2,912,637,241	2,912,637,241	2,877,902,678	2,844,826,014
Diluted | shares	2,967,321,803	2,967,321,803	2,877,902,678	2,911,461,817
Products
Net revenues
Total net revenues	$ 73,362,344	¥ 510,733,967	¥ 416,108,746	¥ 331,824,410
Service
Net revenues
Total net revenues	$ 9,502,502	¥ 66,154,517	¥ 45,911,013	¥ 30,507,344